Related Party Transactions (Sponsor Transactions) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		18 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014	May. 31, 2013	Oct. 31, 2015
Golden Gate/Summit Partners [Member]
Related Party Transaction [Line Items]
Annual related party management fee expenses					$ 7.0
Payments to related party affiliates					0.0	$ 0.0	$ 0.0
Golden Gate Capital [Member]
Related Party Transaction [Line Items]
Related party management fee unpaid	$ 2.2		$ 2.2		0.5			$ 2.2
Related party revenue	0.4	$ 0.3	0.6	$ 0.6	0.9	1.2	2.5
Payments to related party affiliates								$ 0.0
Related party capitalized deferred financing fees	$ 2.5				5.5	0.1
Related party financing fees expensed					0.0	0.9	0.0
Related party acquisition related and other costs			4.8
Summit Partners [Member]
Related Party Transaction [Line Items]
Related party management fee unpaid					0.2
Related party revenue					$ 0.0	$ 0.0	$ 0.0
Master Services Agreement term					12 months
Written notice of intent not to renew, period					90 days
Related party acquisition related and other costs			$ 1.9